Investment Securities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Securities	Dec. 31, 2016 USD ($)	Jul. 01, 2016 USD ($)
Investments, Debt and Equity Securities [Abstract]
Restricted equity securities	$ 1,388,000	$ 1,149,000	$ 2,279,000
Percentage of debt securities with unrealized losses depreciated	2.05%
Number of debt securities | Securities	35
Proceeds from sales of investment securities available for sale	$ 8,700,000	55,100,000
Securities transferred from held to maturity portfolios or other sales of held to maturity securities to available for sale	0
Investment securities, pledged as collateral on public deposits and for other purposes	$ 11,200,000	$ 11,200,000